FAIR VALUE MEASUREMENTS - Summary of the Plan’s Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,803,408,685	$ 2,342,405,323
BrokerageLink accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	40,114,697	31,511,360
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	596,773,606	541,497,185
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	181,447,740	177,505,684
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	375,211,169	332,480,141
Total | BrokerageLink accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	40,114,697	31,511,360
Quoted Prices In Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	594,658,811	541,497,185
Quoted Prices In Active Markets for Identical Assets (Level 1) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	181,447,740	177,505,684
Quoted Prices In Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	375,211,169	332,480,141
Quoted Prices In Active Markets for Identical Assets (Level 1) | BrokerageLink accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,999,902	31,511,360
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,114,795
Significant Other Observable Inputs (Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Significant Other Observable Inputs (Level 2) | BrokerageLink accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,114,795
Fair Value Estimated Using NAV Per Share | Collective investment trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,206,635,079	$ 1,800,908,138